Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2035 Portfolio

March 31, 2019

VF-2035-QTLY-0519
1.903282.109

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	237,835	$7,732,000
VIP Equity-Income Portfolio Initial Class (a)	382,817	8,131,024
VIP Growth & Income Portfolio Initial Class (a)	475,405	9,284,668
VIP Growth Portfolio Initial Class (a)	114,965	7,908,465
VIP Mid Cap Portfolio Initial Class (a)	73,003	2,249,941
VIP Value Portfolio Initial Class (a)	426,210	5,966,946
VIP Value Strategies Portfolio Initial Class (a)	247,748	2,915,994
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,208,708)		44,189,038

International Equity Funds - 29.9%
VIP Emerging Markets Portfolio Initial Class (a)	698,351	8,031,036
VIP Overseas Portfolio Initial Class (a)	761,637	15,590,717
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,860,466)		23,621,753

Bond Funds - 12.5%
Fidelity Inflation-Protected Bond Index Fund (a)	165,444	1,619,699
Fidelity Long Term Treasury Bond Index Fund (a)	346,566	4,567,738
VIP High Income Portfolio Initial Class (a)	280,141	1,481,946
VIP Investment Grade Bond Portfolio Initial Class (a)	172,872	2,200,666
TOTAL BOND FUNDS
(Cost $9,628,351)		9,870,049

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $1,255,393)	1,255,393	1,255,393
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $76,952,918)		78,936,233
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,979)
NET ASSETS - 100%		$78,924,254

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,331,683	$269,482	$27,612	$1,496	$76	$46,070	$1,619,699
Fidelity Long Term Treasury Bond Index Fund	3,777,714	820,737	206,759	30,132	226	175,820	4,567,738
VIP Contrafund Portfolio Initial Class	6,455,849	1,519,805	371,551	830,754	(21,450)	149,347	7,732,000
VIP Emerging Markets Portfolio Initial Class	6,668,984	722,014	417,000	--	285	1,056,753	8,031,036
VIP Equity-Income Portfolio Initial Class	6,771,588	1,309,288	270,369	501,219	(15,146)	335,663	8,131,024
VIP Government Money Market Portfolio Initial Class 2.25%	1,033,239	241,326	19,172	6,028	--	--	1,255,393
VIP Growth & Income Portfolio Initial Class	7,719,464	1,807,415	343,873	894,748	(18,592)	120,254	9,284,668
VIP Growth Portfolio Initial Class	6,596,682	1,176,103	504,810	471,250	(7,996)	648,486	7,908,465
VIP High Income Portfolio Initial Class	1,270,383	167,588	39,228	11,546	451	82,752	1,481,946
VIP Investment Grade Bond Portfolio Initial Class	1,404,797	840,362	98,873	7,585	366	54,014	2,200,666
VIP Mid Cap Portfolio Initial Class	1,873,529	454,577	128,923	225,690	(7,750)	58,508	2,249,941
VIP Overseas Portfolio Initial Class	13,005,806	2,094,915	468,716	527,598	(5,080)	963,792	15,590,717
VIP Value Portfolio Initial Class	4,969,245	911,668	288,204	353,599	(15,992)	390,229	5,966,946
VIP Value Strategies Portfolio Initial Class	2,424,204	521,177	194,685	261,261	(14,632)	179,930	2,915,994
	$65,303,167	$12,856,457	$3,379,775	$4,122,906	$(105,234)	$4,261,618	$78,936,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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